As filed with the Securities and Exchange Commission on August 12, 2005.

FILE NO. 333-103098

811-4865

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 3    ☒

AND/OR

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 64    ☒

(CHECK APPROPRIATE BOX OR BOXES)

VARIABLE ACCOUNT A

(Exact Name of Registrant)

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

(Name of Depositor)

80 PINE STREET, NEW YORK, NEW YORK 10005

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (713) 831-3150

LAUREN W. JONES, ESQ.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

2929 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

VARIABLE ACCOUNT A

Cross Reference Sheet

PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment 60 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed May 2, 2005, Accession No. 0001193125-05-092391.

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment 60 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed May 2, 2005, Accession No. 0001193125-05-092391.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

VARIABLE ANNUITY ACCOUNT A

AllianceBernstein Ovation Variable Annuity (O-3193-PRO)

AllianceBernstein Ovations Plus Variable Annuity (O-3193-PRP)

AllianceBernstein Ovation Advisor Variable Annuity (O-3193-PRA)

The date of the prospectus and Statement of Additional Information (“SAI”) and all references in the prospectus to the Statement of Additional Information are hereby changed to August 12, 2005.

The following replaces the LEGAL PROCEEDINGS section of the prospectus:

LEGAL PROCEEDINGS

There are no pending legal proceedings that affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management’s opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company’s ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing American International Life Assurance Company of New York variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

American International Life Assurance Company of New York (the “Depositor”) is an indirect wholly-owned subsidiary of AIG. Neither the Depositor nor its respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.

In the Depositor’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or to its ability to provide its respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

The following new sub-section is added to the OTHER INFORMATION section of the prospectus:

FINANCIAL STATEMENTS

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to “incorporate by reference” some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management’s assessment of the effectiveness of internal control over financial reporting (which is included in Management’s Report on Internal Control Over Financial Reporting) of AIG included in AIG’s Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG’s restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management’s assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC’s website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia

100 F. Street, N.E., Room 1580

Washington, DC 20549

Chicago, Illinois

175 W. Jackson Boulevard

Chicago, IL 60604

New York, New York

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company’s Annuity Service Center, as follows:

Annuity Service Center

Delaware Valley Financial Services

P.O. Box 3031

Berwyn, PA 19312-0031

Telephone Number: (800) 255-8402

Dated: August 12, 2005

Please keep this Supplement with your Prospectus.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a) Financial Statements

The following financial statements are incorporated herein by reference to this Registration Statement:

Audited consolidated financial statements of American International Life Assurance Company of New York at December 31, 2004 and 2003 (restated), and for the three years ended December 31, 2004 and the audited financial statements of Variable Annuity Account A at December 31, 2004 and for the two years ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment 60 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed May 2, 2005, Accession No. 0001193125-05-092391.

(b) Exhibits

1.	Certificate of Resolution for American International Life Assurance Company of New York dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.*

2.	Not Applicable.

3.	(a) Principal Underwriter’s Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

(b) Broker/Dealer Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

(c) Selling Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and AIG Equity Sales Corporation, dated October 1998*

(d) Distribution Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;*

(e) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002++++

4.	(a) Form of Group Variable Annuity Policy (21GVAN897NY)*

(b) Form of Variable Annuity Certificate of Coverage (26GVAN897NY)*

(c) Form of Group Variable Annuity Group Contract (21GVAN999)++

(d) Form of Variable Annuity Certificate of Coverage (26GVAN999NY)++

(e) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800)+++

5.	(a) Form of Group Variable Annuity application (24GVAN897)*

6.	(a) By-Laws of American International Life Assurance Company of New York as amended on 3/25/75;*

(b) Certificate of Incorporation of American International Life Assurance Company of New York, dated March 5, 1962;*

(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*

(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*

(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*

(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*

(g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991*

7.	Not Applicable.

8.	Delaware Valley Financial Services, LLC. Administrative Agreement, appointing Delaware Valley Financial Services, LLC. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

9.	Opinion and Consent of Counsel. +++++

10.	(a) Consent of Counsel N/A

(b) Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

11.	Not Applicable.

12.	Not Applicable.

13.	Form of Schedule for Performance Computations +++++

14.	Diagram and listing of all persons directly or indirectly controlled by or under common owner control with American International Life Assurance Company of New York, the Depositor of Registrant. ++++++

15.	Powers of Attorney (Filed Herewith)

16.	(a) General Guarantee Agreement between American International Life Assurance Company of New York and National Union Fire Insurance Company of Pittsburgh, Pa. #

(b) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. #

*	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 25 to File Nos. 033-39170 and 811-4865, filed October 27, 1998, Accession No. 0000803401-98-000035.
++	Incorporated by reference to File Nos. 333-63730 and 811-4865, filed June 25, 2001, Accession No. 0001005477-01-003795.
+++	Incorporated by reference to File Nos. 333-67866 and 811-4865, filed August 17, 2001, Accession No. 0001005477-01-00759.
++++	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 37 File Nos. 333-63412 and 811-4865, filed December 28, 2001, Accession No. 0001005477-01-502410.
+++++	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 45, File Nos. 333-103098 and 811-4865, filed April 28, 2003, Accession No. 0000898430-03-002598.
++++++	Incorporated by reference to Form 10-K, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2003, SEC file number 001-08787, Accession number 0000950123-04-003302, filed March 15, 2004.
#	Incorporated by reference to Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment 62 under the Investment Company Act of 1940, File Nos. 333-63412 and 811-04865, filed August 12, 2005, Accession No. 0001193125-05-166641.

Item 25. Directors and Officers of the Depositor

The principal officers and directors of American International Life Assurance Company of New York are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAME	POSITION
Rodney O. Martin, Jr.	Director and Chairman of the Board of Directors

M. Bernard. Aidinoff	Director

David J. Dietz(4)	Director, President and Chief Executive Officer

Christopher J. Swift	Director, Chief Financial Officer and Executive Vice President

Jeffrey H. Carlson	Chief Information Officer and Senior Vice President

Gary D. Reddick	Director, Chief Administrative Officer and Executive Vice President

Marion E. Fajen(5)	Director

Patrick J. Foley(6)	Director

Cecil C. Gamwell III(7)	Director

Jack R. Harnes(1)	Director

David L. Herzog	Director

John I. Howell(8)	Director

Ernest T. Patrikis	Director

James W. Weakley	Director

Robert M. Beuerlein	Senior Vice President

Robert M. Goldbloom(2)	Senior Vice President

Robert F. Herbert, Jr.	Senior Vice President, Treasurer and Controller

Kyle L. Jennings	Senior Vice President

Arshad H. Qureshi(3)	Senior Vice President

Elizabeth M. Tuck(1)	Secretary

(1)	Business Address is 70 Pine Street, New York, New York 10270.
(2)	Business Address is 80 Pine Street, New York, New York 10005.
(3)	Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.
(4)	Business Address is 390 Park Avenue, New York, New York 10022.
(5)	Business Address is 5608 North Waterbury Road, Des Moines, Iowa 50312.
(6)	Business Address is 88 Pine Street, New York, New York 10055.
(7)	Business Address is 419 West Beach Road, Charleston, Rhode Island 02813.
(8)	Business Address is 263 Glenville Road, Greenwich, Connecticut 06831.
(9)	Business Address is 3600 Route 66, Neptune, New Jersey 07757.

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). American International Life Assurance Company of New York, a New York corporation, is owned 77.52% by American International Group, Inc. The remaining 22.48% is owned by American Home Assurance Company, New York corporation.

An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08767, accession number 0000950123-05-006884, filed May 31,2005.

Item 27. Number of Contract Owners

As of August 12, 2005, the number of AllianceBernstein Ovation contracts funded by Variable Account A was 1,392 of which 480 were qualified contracts and 912 were non-qualified contracts.

Item 28. Indemnification

Incorporated by reference to Principal Underwriter’s Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171), Accession No. 0000803401-98-000036.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Walter R. Josiah	Director and President
Kevin Clowe	Director and Vice President
Ronald A. Latz	Director and Vice President
Peter C. Adamczyk	Director
Ernest T. Patrikis	Director
Helen Stefanis	Director
Elizabeth M. Tuck	Secretary
Amy M. Cinquegrana	Assistant Secretary
Brian G. Dooley	Financial Operations Principal
Jeffrey Haywood	Compliance Director

*	Business address is 70 Pine Street, New York, New York 10270.

Name of Distributor	Net Distribution Discounts and Commissions	Compensation on Redemption Annuitization	Brokerage Commission	Commissions*
AIG Equity Sales Corp.	$0	$0	$0	$0

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its recordkeeper, Delaware Valley Financial Services LLC, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

POWERS OF ATTORNEY

Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Variable Account A of American International Life Assurance Company of New York certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 12th day of August, 2005.

VARIABLE ACCOUNT A of
AMERICAN INTERNATIONAL LIFE
ASSURANCE COMPANY OF NEW YORK
(Registrant)

By:	AMERICAN INTERNATIONAL LIFE
ASSURANCE COMPANY OF NEW YORK
(On behalf of the Registrant and itself)

	BY:	/s/ Robert F. Herbert, Jr.
Robert F. Herbert, Jr.,
Senior Vice President, Treasurer and Controller

[SEAL]

ATTEST:	/s/ Lauren W. Jones
Lauren W. Jones
Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

Signature	Title	Date
/s/ Rodney O. Martin, Jr.	Director and Chairman	August 12, 2005
Rodney O. Martin, Jr.

/s/ David J. Dietz	Director and CEO	August 12, 2005
David J. Dietz

/s/ Christopher J. Swift	Director and Chief Financial Officer	August 12, 2005
Christopher J. Swift

/s/ M. Bernard Aidinoff	Director	August 12, 2005
M. Bernard Aidinoff

/s/ Marion E. Fajen	Director	August 12, 2005
Marion E. Fajen

/s/ Patrick J. Foley	Director	August 12, 2005
Patrick J. Foley

/s/ Cecil C. Gamwell, III	Director	August 12, 2005
Cecil C. Gamwell, III

/s/ Jack R. Harnes	Director	August 12, 2005
Jack R. Harnes

/s/ David L. Herzog	Director	August 12, 2005
David L. Herzog

/s/ John I. Howell	Director	August 12, 2005
John I. Howell

/s/ Ernest T. Patrikis	Director	August 12, 2005
Ernest T. Patrikis

/s/ Gary D. Reddick	Director	August 12, 2005
Gary D. Reddick

/s/ James W. Weakley	Director	August 12, 2005
James W. Weakley

INDEX TO EXHIBITS

Exhibit
(10)(b)	Consent of Independent Registered Public Accounting Firm
(15)	Powers of Attorney (See Signature Page)